UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (100.1%)

ABAG Finance Auth. for Non-Profit Corp. California
(Computer History Museum) VRDO	1.840%	3/7/2005 LOC	$ 15,000	$ 15,000
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	1.830%	3/7/2005 LOC	10,900	10,900
ABAG Finance Auth. for Non-Profit Corp. California
(Zoological Society San Diego Zoo) VRDO	1.850%	3/7/2005 LOC	35,500	35,500
Alameda-Contra Costa CA School Financing Auth.
(Capital Improvement Financing Pooled Project) COP VRDO	1.940%	3/7/2005 LOC	3,885	3,885
Alvord CA USD TOB VRDO	1.880%	3/7/2005 (1)*	15,625	15,625
Alvord CA USD TOB VRDO	1.880%	3/7/2005 (1)*	4,020	4,020
Anaheim CA Public Improvement Corp. Lease COP VRDO	1.810%	3/7/2005 (2)	23,580	23,580
Berkeley CA TRAN	3.500%	11/29/2005	25,000	25,270
Cabrillo CA Community College Dist. Rev. TOB VRDO	1.890%	3/7/2005 (1)*	2,675	2,675
California Dept. of Transp. Rev. Federal Highway Grant Anticipation
Bonds TOB VRDO	1.890%	3/7/2005 (3)*	5,480	5,480
California Dept. of Veteran Affairs VRDO	1.810%	3/7/2005	16,855	16,855
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	1.880%	3/7/2005 (1)*	7,475	7,475
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	1.880%	3/7/2005 (3)*	16,975	16,975
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	1.880%	3/7/2005 *	16,435	16,435
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	1.890%	3/7/2005 (1)*	3,400	3,400
California Educ. Fac. Auth. Rev.
California Institute of Technology) TOB VRDO	1.890%	3/7/2005 *	8,415	8,415
California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	1.890%	3/7/2005 *	13,000	13,000
California Educ. Fac. Auth. Rev. (Pepperdine Univ.) VRDO	1.840%	3/7/2005	30	30
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	1.840%	3/7/2005	7,000	7,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.720%	3/7/2005	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.720%	3/7/2005	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.720%	3/7/2005	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	1.870%	3/7/2005 LOC	6,400	6,400
California GO RAN	3.000%	6/30/2005	90,150	90,509
California GO TOB VRDO	1.880%	3/7/2005 (2)*	5,225	5,225
California GO TOB VRDO	1.880%	3/7/2005 (2)*	3,480	3,480
California GO TOB VRDO	1.880%	3/7/2005 (1)*	5,340	5,340
California GO TOB VRDO	1.880%	3/7/2005 (1)*	5,250	5,250
California GO TOB VRDO	1.890%	3/7/2005 (1)*	18,000	18,000
California GO TOB VRDO	1.890%	3/7/2005 (4)*	24,380	24,380
California GO TOB VRDO	1.900%	3/7/2005 (2)*	19,995	19,995
California GO TOB VRDO	1.900%	3/7/2005 (10)*	23,905	23,905
California GO TOB VRDO	1.910%	3/7/2005 (10)*	4,995	4,995
California GO VRDO	1.800%	3/1/2005 LOC	3,700	3,700
California GO VRDO	1.830%	3/7/2005 LOC	25,600	25,600
California GO VRDO	1.830%	3/7/2005 LOC	20,700	20,700
California GO VRDO	1.860%	3/7/2005 LOC	15,000	15,000
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	1.840%	3/7/2005 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	1.850%	3/7/2005 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	1.860%	3/7/2005 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	1.850%	3/7/2005	47,120	47,120
California Housing Finance Agency Home Mortgage Rev. PUT	1.950%	4/5/2005	18,750	18,750
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	1.930%	3/7/2005 *	72,000	72,000
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	1.940%	3/7/2005 *	8,080	8,080
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	1.940%	3/7/2005 *	39,565	39,565
California Housing Finance Agency Home Mortgage Rev. VRDO	1.800%	3/1/2005	57,700	57,700
California Housing Finance Agency Home Mortgage Rev. VRDO	1.830%	3/1/2005 (4)	9,740	9,740
California Housing Finance Agency Home Mortgage Rev. VRDO	1.840%	3/1/2005	18,000	18,000
California Housing Finance Agency Home Mortgage Rev. VRDO	1.910%	3/1/2005 LOC	2,100	2,100
California Housing Finance Agency Home Mortgage Rev. VRDO	1.860%	3/7/2005 (4)	4,500	4,500
California Housing Finance Agency Home Mortgage Rev. VRDO	1.860%	3/7/2005 (4)	4,500	4,500
California Housing Finance Agency Home Mortgage Rev. VRDO	1.900%	3/7/2005 (4)	24,400	24,400
California Housing Finance Agency Home Mortgage Rev. VRDO	1.940%	3/7/2005	60,000	60,000
California Housing Finance Agency Single Family Mortgage Rev.
TOB VRDO	1.900%	3/7/2005 *	26,000	26,000
California Housing Finance Agency Single Family Mortgage Rev.
TOB VRDO	1.940%	3/7/2005 *	9,995	9,995
California Housing Finance Agency Single Family Mortgage Rev.
TOB VRDO	1.940%	3/7/2005 *	39,000	39,000
California Housing Finance Agency Single Family Mortgage Rev.
TOB VRDO	1.940%	3/7/2005 *	103,470	103,470
California Housing Finance Agency Single Family Mortgage Rev.
TOB VRDO	1.940%	3/7/2005 *	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	1.760%	3/1/2005 (1)	27,550	27,550
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll) TOB VRDO	1.890%	3/7/2005 (2)*	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator) VRDO	1.830%	3/7/2005 (2)	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.620%	10/3/2005	13,000	13,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.620%	10/3/2005	14,000	14,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.250%	2/2/2006	77,700	77,700
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.250%	2/2/2006	52,000	52,000
California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	1.890%	3/7/2005 *	7,455	7,455
California Infrastructure & Econ. Dev. Bank Rev. VRDO	1.800%	3/1/2005 (2)	28,650	28,650
California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	1.890%	3/7/2005 (3)*	4,900	4,900
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	1.880%	3/7/2005 (2)*	27,470	27,470
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	1.890%	3/7/2005 (10)*	26,220	26,220
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	1.890%	3/7/2005 (10)*	5,760	5,760
California State Dept. of Water Resources Power Supply Rev. VRDO	1.780%	3/1/2005 LOC	19,000	19,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.810%	3/7/2005 LOC	40,700	40,700
California State Dept. of Water Resources Power Supply Rev. VRDO	1.820%	3/7/2005 LOC	32,000	32,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.830%	3/7/2005 LOC	4,150	4,150
California State Dept. of Water Resources Power Supply Rev. VRDO	1.830%	3/7/2005 LOC	5,500	5,500
California State Dept. of Water Resources Power Supply Rev. VRDO	1.840%	3/7/2005 (4)	28,300	28,300
California State Dept. of Water Resources Power Supply Rev. VRDO	1.850%	3/7/2005 (2)	9,400	9,400
California State Dept. of Water Resources Power Supply Rev. VRDO	1.850%	3/7/2005 LOC	49,900	49,900
California State Econ. Recovery Bonds TOB VRDO	1.890%	3/7/2005 (1)*	4,595	4,595
California State Econ. Recovery Bonds TOB VRDO	1.900%	3/7/2005 *	15,000	15,000
California State Econ. Recovery Bonds TOB VRDO	1.900%	3/7/2005 *	25,000	25,000
California State Econ. Recovery Bonds VRDO	1.760%	3/1/2005 LOC	6,000	6,000
California State Econ. Recovery Bonds VRDO	1.760%	3/1/2005	3,100	3,100
California State Econ. Recovery Bonds VRDO	1.800%	3/1/2005	10,000	10,000
California State Econ. Recovery Bonds VRDO	1.800%	3/1/2005 LOC	11,600	11,600
California State Econ. Recovery Bonds VRDO	1.800%	3/1/2005 LOC	24,205	24,205
California State Econ. Recovery Bonds VRDO	1.830%	3/7/2005 (10)	14,500	14,500
California State Econ. Recovery Bonds VRDO	1.830%	3/7/2005 (10)	23,000	23,000
California State Econ. Recovery Bonds VRDO	1.830%	3/7/2005 (10)	57,000	57,000
California State Econ. Recovery Bonds VRDO	1.850%	3/7/2005 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	1.860%	3/7/2005 LOC	33,000	33,000
California State Univ. Institute CP	1.870%	3/14/2005 LOC	11,410	11,410
California State Univ. Rev. Systemwide TOB VRDO	1.880%	3/7/2005 (4)*	3,305	3,305
California Statewide Community Dev. Auth. Multifamily Rev.
(Knoll Apartments) VRDO	1.860%	3/7/2005 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev.
(Valley Palms Apartments) VRDO	1.860%	3/7/2005 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	1.810%	3/7/2005 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	1.810%	3/7/2005 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	1.840%	3/7/2005	20,000	20,000
California Statewide Community Dev. Auth. Rev. (Museum of Art) VRDO	1.810%	3/7/2005 (3)	26,125	26,125
California Statewide Community Dev. Auth. Rev. (San Bernardino) TRAN	3.000%	6/30/2005	50,500	50,717
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	1.850%	3/7/2005 LOC	32,500	32,500
Contra Costa CA Water Dist. Rev. TOB VRDO	1.880%	3/7/2005 (4)*	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	1.980%	4/7/2005 LOC	36,550	36,550
Dublin San Ramon CA Services Dist. Sewer COP VRDO	1.840%	3/7/2005 (1)	27,535	27,535
East Bay CA Muni. Util. Dist. WasteWater System Rev. VRDO	1.810%	3/7/2005 (10)	15,500	15,500
East Bay CA Muni. Util. Dist. Water System Rev. CP	1.910%	4/1/2005	11,900	11,900
East Bay CA Muni. Util. Dist. Water System Rev. CP	2.000%	4/7/2005	35,000	35,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	1.810%	3/7/2005 (4)	25,720	25,720
East Side CA Union High School Dist. TOB VRDO	1.880%	3/7/2005 (1)*	23,605	23,605
Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	1.890%	3/7/2005 (2)*	5,330	5,330
Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	1.890%	3/7/2005 (2)*	2,000	2,000
Fontana CA USD (School Fac. Bridge Funding Program) COP VRDO	1.830%	3/7/2005 (4)	9,740	9,740
Fresno CA Sewer Rev. VRDO	1.830%	3/7/2005 (3)	27,750	27,750
Grant CA Joint Union High School Dist VRDO	1.830%	3/7/2005 (4)	15,000	15,000
Irvine CA Assessment Dist. Improvement Bonds VRDO	1.800%	3/1/2005 LOC	25,767	25,765
Irvine CA Ranch Water Dist. Rev. VRDO	1.770%	3/1/2005 LOC	3,000	3,000
Irvine CA Ranch Water Dist. Rev. VRDO	1.780%	3/1/2005 LOC	17,850	17,850
Irvine CA USD VRDO	1.770%	3/1/2005 LOC	14,025	14,025
Kern County CA (Public Fac.) VRDO	1.830%	3/7/2005 LOC	2,600	2,600
Kern County CA (Public Fac.) VRDO	1.830%	3/7/2005 LOC	2,000	2,000
Kern County CA (Public Fac.) VRDO	1.830%	3/7/2005 LOC	5,500	5,500
Kern County CA (Public Fac.) VRDO	1.830%	3/7/2005 LOC	2,400	2,400
Koch Industries California TOB VRDO	1.910%	3/7/2005 (2)*	14,660	14,660
Long Beach CA Harbor Rev. TOB VRDO	1.910%	3/7/2005 (3)*	6,710	6,710
Long Beach CA Harbor Rev. TOB VRDO	1.930%	3/7/2005 (1)*	16,485	16,485
Long Beach CA Harbor Rev. VRDO	1.860%	3/7/2005 (1)	25,000	25,000
Long Beach CA Water Rev. CP	1.850%	3/9/2005	6,000	6,000
Los Angeles CA Community Redev. Agency Multifamily Housing Rev.
(Metropolitan Lofts Apartments) VRDO	1.890%	3/7/2005 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	1.820%	3/7/2005 (2)	15,775	15,775
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	1.820%	3/7/2005 (2)	16,500	16,500
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	1.830%	3/1/2005 LOC	14,000	14,000
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	1.830%	3/7/2005 LOC	18,700	18,700
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	1.830%	3/7/2005 LOC	10,000	10,000
Los Angeles CA Dept. of Water & Power Rev. CP	1.830%	3/10/2005	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.890%	3/7/2005 (1)*	8,350	8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.750%	3/1/2005	12,900	12,900
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.810%	3/7/2005	4,530	4,530
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.810%	3/7/2005	67,700	67,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.820%	3/7/2005	30,100	30,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.820%	3/7/2005	37,100	37,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.830%	3/7/2005	10,000	10,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.830%	3/7/2005	13,100	13,100
Los Angeles CA Harbor Dept. CP	2.020%	3/16/2005	10,606	10,606
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	1.860%	3/7/2005 LOC	23,600	23,600
Los Angeles CA TOB VRDO	1.880%	3/7/2005 (1)*	5,285	5,285
Los Angeles CA TRAN TOB VRDO	1.900%	3/7/2005 *	15,000	15,000
Los Angeles CA TRAN TOB VRDO	1.900%	3/7/2005 *	18,225	18,225
Los Angeles CA USD GO TOB VRDO	1.880%	3/7/2005 (3)*	8,170	8,170
Los Angeles CA USD GO TOB VRDO	1.880%	3/7/2005 (1)*	46,100	46,100
Los Angeles CA USD GO TOB VRDO	1.880%	3/7/2005 (3)*	8,445	8,445
Los Angeles CA USD GO TOB VRDO	1.880%	3/7/2005 (3)*	11,120	11,120
Los Angeles CA USD GO TOB VRDO	1.880%	3/7/2005 (4)*	6,480	6,480
Los Angeles CA USD GO TOB VRDO	1.880%	3/7/2005 (1)*	5,395	5,395
Los Angeles CA USD GO TOB VRDO	1.890%	3/7/2005 (1)*	4,900	4,900
Los Angeles CA USD GO TOB VRDO	1.890%	3/7/2005 (4)*	6,455	6,455
Los Angeles CA USD TOB VRDO	1.880%	3/7/2005 (1)*	10,710	10,710
Los Angeles CA USD TOB VRDO	1.890%	3/7/2005 (4)*	12,900	12,900
Los Angeles CA USD TOB VRDO	1.900%	3/7/2005 *	21,975	21,975
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/2005 (3)	10,000	10,000
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/2005 (3)	14,900	14,900
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/2005 (3)	11,500	11,500
Los Angeles CA Wastewater System Rev. TOB VRDO	1.890%	3/7/2005 (4)*	8,705	8,705
Los Angeles CA Wastewater System Rev. TOB VRDO	1.890%	3/7/2005 (4)*	11,880	11,880
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. CP	1.800%	4/8/2005 LOC	7,000	7,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	1.890%	3/7/2005 (1)*	10,000	10,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	1.890%	3/7/2005 (1)*	9,565	9,565
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	1.810%	3/7/2005 (3)	43,100	43,100
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	1.830%	3/7/2005 (1)	69,630	69,630
Los Angeles County CA Pension Obligations VRDO	1.810%	3/7/2005 (2)	28,480	28,480
Los Angeles County CA Pension Obligations VRDO	1.810%	3/7/2005 (2)	12,900	12,900
Los Angeles County CA Public Works Financing Auth. Rev	3.250%	12/1/2005 (1)	28,015	28,229
Los Angeles County CA TRAN	3.000%	6/30/2005	88,950	89,334
Metro. Water Dist. of Southern California Rev. VRDO	1.800%	3/7/2005	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	1.810%	3/7/2005	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	1.810%	3/7/2005	3,600	3,600
Metro. Water Dist. of Southern California Rev. VRDO	1.810%	3/7/2005	15,000	15,000
Metro. Water Dist. of Southern California Rev. VRDO	1.820%	3/7/2005	18,300	18,300
Metro. Water Dist. of Southern California Rev. VRDO	1.820%	3/7/2005	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	1.830%	3/7/2005	20,000	20,000
Metro. Water Dist. of Southern California Rev. VRDO	1.860%	3/7/2005	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	1.860%	3/7/2005	7,900	7,900
Mission Viejo CA Community Dev. Financing Auth.
Mission Viejo Mall Improvement) VRDO	1.830%	3/7/2005 LOC	29,600	29,600
MSR California Public Power Agency Rev. (San Juan Project) VRDO	1.760%	3/1/2005 (1)	29,150	29,150
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.760%	3/1/2005	8,100	8,100
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.760%	3/1/2005	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.800%	3/1/2005	3,300	3,300
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.860%	3/7/2005	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.860%	3/7/2005	10,200	10,200
Northern California Power Agency (Hydroelectric Project) VRDO	1.830%	3/7/2005 (1)	34,250	34,250
Oakland CA Sewer Rev. VRDO TOB	1.880%	3/7/2005 (4)*	6,195	6,195
Oakland CA Sewer Rev. VRDO TOB	1.890%	3/7/2005 (4)*	2,450	2,450
Oakland CA TRAN	3.000%	7/27/2005	20,000	20,096
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	1.840%	3/7/2005 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	1.830%	3/7/2005	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	1.770%	3/1/2005	3,740	3,740
Orange County CA Sanitation Dist. COP VRDO	1.830%	3/7/2005 (2)	39,720	39,720
Orange County CA Water Dist. COP VRDO	1.810%	3/7/2005	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	1.830%	3/7/2005 LOC	10,100	10,100
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	1.830%	3/7/2005 (2)	10,000	10,000
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	1.760%	3/1/2005 (2)	10,000	10,000
Port of Oakland CA CP	1.850%	3/9/2005 LOC	19,000	19,000
Port of Oakland CA Rev. TOB VRDO	1.890%	3/7/2005 (3)*	5,830	5,830
Port of Oakland CA Rev. TOB VRDO	1.920%	3/7/2005 (3)*	3,803	3,803
Riverside County CA (Election 2003) TOB VRDO	1.880%	3/7/2005 (10)*	5,240	5,240
Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	1.890%	3/7/2005 (2)*	7,530	7,530
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.890%	3/7/2005 (1)*	2,495	2,495
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.890%	3/7/2005 (1)*	2,100	2,100
Sacramento CA USD TRAN	3.500%	11/30/2005	10,000	10,107
Sacramento County CA (Administration Center & Courthouse) VRDO	1.910%	3/7/2005 LOC	30,815	30,815
San Bernardino County CA Medical Center COP VRDO	1.810%	3/7/2005 (1)	36,365	36,365
San Diego CA Community College Dist. GO TOB VRDO	1.880%	3/7/2005 (4)*	10,350	10,350
San Diego CA County & School Dist. TRAN	3.250%	7/25/2005	102,600	103,237
San Diego CA Housing Auth. Multifamily Housing Rev.
(Broadway Square) PUT	2.100%	5/15/2005	29,500	29,500
San Diego CA Housing Auth. Multifamily Housing Rev.
(Canyon Rim Apartments) VRDO	1.860%	3/7/2005 LOC	32,440	32,440
San Diego CA USD TOB VRDO	1.880%	3/7/2005 (3)*	5,635	5,635
San Diego CA USD TOB VRDO	1.880%	3/7/2005 (3)*	3,135	3,135
San Diego CA USD TOB VRDO	1.890%	3/7/2005 (3)*	2,480	2,480
San Diego CA USD TOB VRDO	1.890%	3/7/2005 (4)*	8,650	8,650
San Diego CA USD TRAN	3.000%	7/25/2005	5,000	5,018
San Diego County CA COP TOB VRDO	1.890%	3/7/2005 (2)*	6,300	6,300
San Diego County CA Teeter Obligation CP	2.030%	5/19/2005 LOC	14,100	14,100
San Diego County CA Water Auth. CP	1.780%	3/10/2005	8,000	8,000
San Diego County CA Water Auth. CP	1.780%	4/8/2005	31,100	31,100
San Diego County CA Water Auth. CP	2.000%	5/10/2005	11,500	11,500
San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	1.880%	3/7/2005 (3)*	2,745	2,745
San Francisco CA City & County Finance Corp. Lease Rev.
(Moscone Center Expansion) VRDO	1.800%	3/7/2005 (2)	32,100	32,100
San Francisco CA City & County Finance Corp. Lease Rev.
(Moscone Center Expansion) VRDO	1.810%	3/7/2005 (2)	45,800	45,800
San Francisco CA City & County International Airport Rev. TOB VRDO	1.880%	3/7/2005 (3)*	10,170	10,170
San Francisco CA City & County Public Util. TOB VRDO	1.880%	3/7/2005 (1)*	8,595	8,595
San Francisco CA City & County TOB VRDO	1.890%	3/7/2005 (1)*	4,340	4,340
San Francisco CA City & County USD TOB VRDO	1.890%	3/7/2005 (4)*	2,775	2,775
San Francisco County CA Transp. Auth. CP	1.910%	4/1/2005	10,250	10,250
San Francisco County CA Transp. Auth. CP	1.750%	4/11/2005	9,000	9,000
San Francisco County CA Transp. Auth. CP	1.880%	4/11/2005	18,300	18,300
San Jose CA Financing Auth. CP	1.850%	7/1/2005 LOC	13,579	13,579
San Jose CA Financing Auth. Lease Rev. VRDO	1.860%	3/7/2005 (10)	12,700	12,700
San Jose CA USD GO TRAN	3.000%	11/17/2005	23,000	23,167
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	1.810%	3/7/2005 (3)	3,700	3,700
San Ramon Valley CA USD GO TOB VRDO	1.880%	3/7/2005 (4)*	5,195	5,195
Santa Rosa CA Waste Water Rev. VRDO	1.870%	3/7/2005 LOC	14,000	14,000
Sonoma County CA TRAN	3.000%	10/13/2005	30,000	30,243
Southern California Home Financing Auth. Single Family Mortgage Rev.
TOB VRDO	1.940%	3/7/2005 *	33,035	33,035
Southern California Home Financing Auth. Single Family Mortgage Rev.
TOB VRDO	1.940%	3/7/2005 *	44,165	44,165
Southern California Home Financing Auth. Single Family Mortgage Rev.
VRDO	1.910%	3/7/2005	15,000	15,000
Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	1.810%	3/7/2005 (2)	18,870	18,870
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.810%	3/7/2005 (2)LOC	10,900	10,900
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.820%	3/7/2005 (4)	54,465	54,465
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.830%	3/7/2005 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.830%	3/7/2005 (4)	6,595	6,595
Univ. of California Regents CP	1.730%	3/8/2005	20,400	20,400
Univ. of California Regents CP	1.760%	3/9/2005	38,500	38,500
Univ. of California Regents CP	1.980%	4/6/2005	18,600	18,600
Univ. of California Rev. TOB VRDO	1.880%	3/7/2005 (2)*	11,470	11,470
Univ. of California Rev. TOB VRDO	1.890%	3/7/2005 (2)*	10,040	10,040
Univ. of California Rev. TOB VRDO	1.890%	3/7/2005 (4)*	2,635	2,635
Univ. of California Rev. TOB VRDO	1.890%	3/7/2005 (2)*	2,450	2,450
Val Verde CA USD COP VRDO	1.850%	3/7/2005 LOC	3,100	3,100
Ventura County CA TRAN	3.000%	7/1/2005	74,950	75,275
Wateruse Financial Auth. of California VRDO	1.860%	3/7/2005 (4)	50,005	50,005
Outside California:
Puerto Rico GO TOB VRDO	1.830%	3/7/2005 (4)*	16,680	16,680
Puerto Rico GO TOB VRDO	1.830%	3/7/2005 (1)*	24,995	24,995
Puerto Rico GO TOB VRDO	1.880%	3/7/2005 (3)*	14,655	14,655
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB
VRDO	1.860%	3/7/2005 (ETM)*	20,700	20,700
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	1.880%	3/7/2005 (10)*	5,000	5,000
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	1.880%	3/7/2005 (10)*	11,365	11,365

TOTAL MUNICIPAL BONDS
(Cost $5,087,730)				5,087,730

OTHER ASSETS AND LIABILITIES - NET (-0.1%)				(3,036)

NET ASSETS (100%)				$5,084,694

•Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $1,270,178,000, representing 25.0% of net assets.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.